Revenue - Operating Lease Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Sales-type lease revenue	$ 62,724	$ 0	$ 0
Variable sales-type lease revenue	23,335	0	0
Accretion of unguaranteed residual value	3,296	0	0
Other	2,106	0	0
Sales-type lease revenue	91,461	0	0
Operating lease revenue	596	9,597	16,843
Variable operating lease revenue	280	2,749	1,082
Time and voyage charter revenues	$ 876	$ 12,346	$ 17,925
Operating lease, lease income, statement of income or comprehensive income [Extensible Enumeration]	Total operating revenues	Total operating revenues	Total operating revenues